Share-Based Payments - Additional Information (Details)		12 Months Ended
	Jan. 22, 2025 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 AUD ($) $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average remaining contractual life of outstanding share options		3 years 6 months	4 years 3 months 18 days
Exercise price | $ / shares				$ 0.52	$ 0.5	$ 0.5
Number of share options awarded | shares	3,000,000	3,000,000	0
Fair value of options				$ 1,223,400
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | $ / shares				$ 0.6	0.55
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | $ / shares				$ 0.5	$ 0.5
Performance Rights and Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Dividend or voting rights		The performance rights and options carry no dividend or voting rights.
Number of performance right and option convertible to ordinary share | shares		1
Performance Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Minimum level of relative TSR required		35.00%
Highest level of payout of relative TSR		60.00%
Number of performance right convertible to ordinary shares		1	1
Share Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Dividend or voting rights		The share rights carry no dividend or voting rights.
Number of share right convertible to ordinary share | shares		1
Share Rights | Non-Executive Directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share rights convertible to ordinary shares		1	1
Share-based compensation expense recognized		$ 279,366	$ 402,966
Share Rights | Non-Executive Directors | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Reduction value of share rights received		110,000
Share Rights | Non-Executive Directors | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Reduction value of share rights received		$ 55,000
Share Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Dividend or voting rights		The options hold no voting or dividend rights and are not transferable